2013 Private Placement - Comon Stock	12 Months Ended
Dec. 31, 2014
Private Placement - Comon Stock
2013 Private Placement - Common Stock

On December 31, 2013, the Company closed a private placement offering and raised aggregate gross proceeds of $642,500 upon the sale of 1,285,000 shares of common stock (the “2013 Common Stock Offering”).  For each share of common stock purchased at a price per share of $0.50, the investors received a five-year warrant to purchase a share of common stock at an exercise price of $0.83. In January 2014, pursuant to the terms of the 2013 Common Stock Offering, the Company issued an additional 470,000 shares of common stock at a price per share of $0.50 and five-year warrants to purchase 470,000 shares of common stock at an exercise price of $0.83 per share for an aggregate purchase price of $235,000.

Monarch Capital and Brookline acted as the Company’s placement agents in connection with the 2013 Common Stock Offering. Of the total offering costs, Monarch Capital received a cash fee of $55,400 and five-year warrants to purchase 138,500 shares of common stock at an exercise price of $0.83 per share. Brookline received a cash fee of $14,000 and five-year warrants to purchase 35,000 shares of common stock at an exercise price of $0.83 per share.  The fair value of the placement agent warrants was approximately $51,100 and was recorded as both a debit and credit to additional paid-in capital as a stock issuance cost.

All warrants issued in the 2013 Common Stock Offering meet the requirements for classification as equity instruments.

As a result of the issuance of the shares in the 2013 Common Stock Offering, the conversion price of the Company’s outstanding shares of Series A Preferred Stock and Series B Preferred Stock was adjusted to $0.50 per share; provided, however, Platinum Montaur Life Sciences, LLC (“Platinum”) waived its right to (i) adjust the conversion price of the 4,523,076 shares of Series B Preferred Stock and accordingly, such conversion price remained $0.80 per share solely with respect to Platinum, and (ii) adjust the exercise price of 6,020,214 warrants held by it.   In April 2014, the conversion price of the Series B Preferred Stock and exercise price of the warrants held by Platinum was adjusted to $0.53 (see Notes 9 and 10).

In connection with the 2013 Common Stock Offering, the Company also entered into a registration rights agreement with the investors, in which the Company agreed to file a registration statement with the SEC to register for resale the shares and the shares of common stock issuable upon exercise of the warrants within 30 calendar days of the final closing date, and to have the registration statement declared effective within 90 calendar days of the final closing date or within 150 calendar days of the final closing date in the event of a full review of the registration statement by the SEC. The registration statement was filed and declared effective by the SEC on February 12, 2014.